Appendix 5 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	$ 204,850,488	$ 250,841,725
Non-current, Trade payable		6,765
Non-current trade payables		6,765
Trade payables	204,850,488	250,848,490
Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	80,078,456	12,634,477
Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	124,772,032	238,214,013
Details Of Due Dates Of Payments To Suppliers
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	204,850,488	250,848,490
Details Of Due Dates Of Payments To Suppliers | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	80,078,456	12,634,477
Details Of Due Dates Of Payments To Suppliers | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	124,772,032	238,214,013
Details Of Due Dates Of Payments To Suppliers | On Demand [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	204,850,488	241,242,845
Details Of Due Dates Of Payments To Suppliers | On Demand [Member] | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	80,078,456	12,198,153
Details Of Due Dates Of Payments To Suppliers | On Demand [Member] | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	124,772,032	229,044,692
Details Of Due Dates Of Payments To Suppliers | 31 to 60 days
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable		9,598,880
Details Of Due Dates Of Payments To Suppliers | 31 to 60 days | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable		436,324
Details Of Due Dates Of Payments To Suppliers | 31 to 60 days | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable		9,162,556
Details Of Due Dates Of Payments To Suppliers | More than 365 days
Details Of Due Dates Of Payments To Suppliers [Line Items]
Non-current, Trade payable		6,765
Non-current trade payables		6,765
Details Of Due Dates Of Payments To Suppliers | More than 365 days | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Non-current, Trade payable		6,765
Non-current trade payables		6,765
Energy Suppliers [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	44,207,683	66,627,358
Trade payables	44,207,683	66,627,358
Energy Suppliers [Member] | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	44,207,683	66,627,358
Fuel and Gas Suppliers [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	55,179,023	39,787,839
Trade payables	55,179,023	39,787,839
Fuel and Gas Suppliers [Member] | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables		12,634,477
Fuel and Gas Suppliers [Member] | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	55,179,023	27,153,362
Payables for Goods and Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	25,912,319	32,379,106
Non-current, Trade payable		6,765
Non-current trade payables		6,765
Trade payables	25,912,319	32,385,871
Payables for Goods and Services [Member] | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	526,993
Payables for Goods and Services [Member] | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	25,385,326	32,385,871
Asset Purchases [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current, Trade payable	79,551,463	112,047,422
Trade payables	79,551,463	112,047,422
Asset Purchases [Member] | Goods
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables	$ 79,551,463
Asset Purchases [Member] | Services
Details Of Due Dates Of Payments To Suppliers [Line Items]
Trade payables		$ 112,047,422